4. Income taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Profit/(loss before) income taxes/(benefit): The PRC and Hong Kong	¥ (1,904)	¥ (879)	¥ (157)
The provision for income taxes consists of:
Current tax expenses: The PRC and Hong Kong	(72)	8	47
Total current provision	(72)	8	47
Deferred tax benefit: The PRC and Hong Kong	25	10	26
Total deferred provision	25	10	26
ZHEJIANG TIANLAN
The provision for income taxes consists of:
Current PRC EIT Domestic	3,351	3,950	3,110
Total current provision	3,351	3,950	3,110
Deferred tax benefit:	(177)	(1,391)	(447)
Total deferred provision	¥ (177)	¥ (1,391)	¥ (447)